UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1 - Schedule of Investments - The Schedule of Investments for the three-month period ended July 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—97.5%

COMMON STOCKS—97.5%

CONSUMER DISCRETIONARY—2.8%*

1,107,000	David Jones Ltd.	$2,685,102
1,050,400	Tatts Group Ltd.	3,011,028

		5,696,130

CONSUMER STAPLES—8.8%*
588,300	Coca-Cola Amatil Ltd.	6,790,196
359,200	Woolworths Ltd.	10,756,782

		17,546,978

ENERGY—6.0%*
138,600	Caltex Australia Ltd.	2,329,938
146,700	Woodside Petroleum Ltd.	4,953,720
235,000	WorleyParsons Ltd.	4,649,411

		11,933,069

FINANCIALS—36.7%*
2,284,800	AMP Ltd.	9,277,377
485,900	Australia & New Zealand Banking Group Ltd.	12,982,128
259,900	Australian Stock Exchange Ltd.	8,130,322
199,400	Commonwealth Bank of Australia	13,291,116
781,800	QBE Insurance Group Ltd.	11,546,326
928,900	Westfield Group Ltd.	9,368,633
306,200	Westpac Banking Corp. Ltd.	8,494,220

		73,090,122

HEALTH CARE—5.7%
68,300	Cochlear Ltd.*	3,747,693
127,500	CSL Ltd.	7,571,843

		11,319,536

INFORMATION TECHNOLOGY—3.0%*
686,200	Computershare Ltd.	6,033,003

MATERIALS—23.6%*
777,200	BHP Billiton PLC - London Listing	22,246,925
1,170,400	Incitec Pivot Ltd.	2,765,772
307,200	Newcrest Mining Ltd.	3,383,769
240,600	Orica Ltd.	3,909,015
326,700	Rio Tinto PLC - London Listing	14,701,593

		47,007,074

TELECOMMUNICATION SERVICES—3.7%*
2,472,000	Singapore Telecommunications Ltd.	7,423,010

UTILITIES—7.2%*
573,000	AGL Energy Ltd.	7,490,472
6,392,400	SP AusNet	6,776,226

		14,266,698

	Total Long-Term Investments—97.5% (cost $190,292,109)	194,315,620

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2013

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—1.4%
$ 2,720,000	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 07/31/2013, due 08/01/2013 in the amount of $2,720,001 collateralized by a U.S. Treasury Note, 2.00%, maturing 07/31/2020; total market value of $2,779,000	$2,720,000

	Total Short-Term Investment—1.4% (cost $2,720,000)	2,720,000

	Total Investments—98.9% (cost $193,012,109)	197,035,620

	Other Assets in Excess of Liabilities—1.1%	2,172,867

	Net Assets—100.0%	$199,208,487

*	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.

See Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2013

The following chart summarizes the composition of the Fund’s portfolio, in Standard & Poor’s Industry Classification Standard (“GICS”) sectors, expressed as a percentage of net assets. The GICS structure consists of 10 sectors, 23 industry groups, 59 industries and 122 sub-industries. The Fund may invest between 25% and 35% of its total assets in the securities of any one industry group if, at the time of investment, that industry group represents 20% or more of the ASX 200. As of July 31, 2013, the Fund did not have more than 25% of its assets invested in any industry group.

As of July 31, 2013, the Fund held 97.5% of its net assets in equities, 1.4% in a short-term investment and 1.1% in other assets in excess of liabilities.

Notes to Portfolio of Investments (unaudited)

July 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors (the “Board”)), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments	$7,571,843	$186,743,777	$—	$194,315,620
Short-Term Investment	—	2,720,000	—	2,720,000

Total Investments	$7,571,843	$189,463,777	$—	$197,035,620

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended July 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $2,720,000 as of July 31, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2013

exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a quarterly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2013 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$183,547,849	$25,401,941	$(11,914,170)	$13,487,771

Item 2 – Controls and Procedures

a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Australia Equity Fund, Inc.

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Australia Equity Fund, Inc.

Date:	September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Australia Equity Fund, Inc.

Date:	September 26, 2013